Barbara Finnegan Reiff
                                        Contract & Prospectus Development
[Aetna Logo]                            151 Farmington Avenue
                                        Hartford, CT  06156
                                        (860) 273-9792
                                        (860) 273-3004 FAX




June 4, 1997




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Aetna Series Fund, Inc.
     File No. 33-41694 and 811-6352


Dear Sir or Madam:

Submitted for filing pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the supplements to both the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 21 to the Registration Statement for the above-referenced Registrant do not differ from those filed electronically on May 30, 1997.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-9792.

Sincerely,

/s/ Barbara Finnegan Reiff

Barbara Finnegan Reiff